Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (180,473)	$ (3,922,043)	$ (6,462,303)	$ (1,939,192)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	832,785	960,982	1,905,354	2,030,226
Share-based compensation	114,062
Equity in losses of unconsolidated affiliates	43,400
Gain on extinguishment of debt		(955,610)
Loss on disposal of fixed assets		48,461
Impairment of right-of-use asset	98,857
Loss on deconsolidation of Max Steel VIE				1,484,591
Bonus payment issued in shares			17,858
Beneficial conversion feature of convertible notes payable				1,258,639
Interest owed on convertible debt settled with shares of common stock upon conversion				10,842
Amortization of debt discount				129,232
Gain on extinguishment of debt			(2,988,779)	(3,311,198)
Loss on disposal of fixed assets			48,461
Impairment of capitalized production costs	87,323	20,000	234,734	55,000
Impairment of investment asset				220,000
Bad debt expense	251,728	84,673	327,891	527,048
Change in fair value of put rights		71,106	71,106	(1,745,418)
Change in fair value of contingent consideration	(1,434,778)	200,000	3,754,221	55,000
Change in fair value of warrants	(95,000)	2,497,877	2,482,877	275,445
Change in fair value of convertible notes	(531,880)	602,475
Change in fair value of convertible notes and derivative liabilities			570,844	534,627
Change in deferred tax	14,448	(38,851)	37,356	(182,488)
Changes in operating assets and liabilities:
Accounts receivable, trade and other	1,536,727	(326,917)	(3,243,164)	(1,124,019)
Other current assets	62,831	(91,389)	(107,020)	(142,513)
Capitalized production costs	(532,500)	(95,829)	(100,830)	(123,103)
Other long-term assets and employee receivable	(116,353)	(6,516)	(378,563)	8,508
Deferred revenue	(216,931)	1,263,714
Contract liability			(40,113)	58,990
Accounts payable	(60,517)	(434,996)	(352,823)	346,091
Accrued interest – related party	(64,891)	(64,894)	(161,684)	(125,690)
Lease liability	(27,557)	26,750	(46,178)	89,441
Other current liabilities	(1,519,747)	191,067	3,112,038	473,630
Other noncurrent liabilities	18,915			(370,000)
Net cash (used in) provided by operating activities	(1,719,551)	30,060	(1,318,717)	(1,506,311)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(59,902)			(77,358)
Investment in JDDC Elemental LLC	(1,000,000)		(1,000,000)
Issuance of notes receivable	(2,238,800)		(1,500,000)
Deferred cash consideration for Shore Fire acquisition in 2019				(250,000)
Acquisition of B/HI Communications, Inc, net of cash acquired		(525,856)	(525,856)
Acquisition of Be Social Public Relations LLC, net of cash acquired				(1,048,611)
Net cash used in investing activities	(2,298,702)	(525,856)	(3,025,856)	(1,375,969)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of the line of credit				(500,000)
Proceeds from convertible notes payable		3,050,000	5,950,000	3,645,000
Proceeds from equity line of credit agreement	4,367,640
Cash settlement of contingent consideration for B/HI	(600,000)
Repayment of convertible notes payable				(1,202,064)
Repayment of term loan		(200,065)	(900,292)	(300,098)
Repayment of notes payable	(252,502)	(46,798)	(96,750)	(87,581)
Proceeds from PPP loans				2,795,700
Exercise of put rights		(1,015,135)	(1,015,135)	(1,626,600)
Proceeds from sale of common stock through registered direct offering				7,602,297
Repayment to related party				(702,500)
Installment payment to seller of Shore Fire				(764,836)
Installment payment to seller of Viewpoint				(250,000)
Net cash provided by financing activities	3,515,138	1,788,002	3,937,823	8,609,318
Net (decrease) increase in cash and cash equivalents and restricted cash	(503,115)	1,292,206	(406,750)	5,727,038
Cash and cash equivalents and restricted cash, beginning of period	8,230,626	8,637,376	8,637,376	2,910,338
Cash and cash equivalents and restricted cash, end of period	7,727,511	9,929,582	8,230,626	8,637,376
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS INFORMATION:
Interest paid	454,975	311,151	916,538	909,777
Lease liability obtained in exchange for obtaining right-of-use assets			1,044,864	1,480,129
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Principal balance of convertible notes converted into shares of common stock		2,545,000	5,603,612	3,373,042
Issuance of shares related to cashless exercise of warrants			2,797,877	369,746
Issuance of shares of common stock related to the acquisitions		350,000	586,716	514,581
Issuance of shares related to extinguishment of debt			29,075
Commitment shares issued to Lincoln Park Capital LLC			777
Settlement of contingent consideration to be settled in stock			2,974,222
Put rights exchanged for shares of common stock		600,000	706,688
Interest on notes paid in stock		8,611	8,611	10,812
Employee bonus paid in stock			17,858
Cash and cash equivalents	7,185,628	9,252,228	7,688,743	7,923,280
Restricted cash	541,883	677,354	541,883	714,096
Total cash, cash equivalents and restricted cash shown in the condensed consolidated statement of cash flows	7,727,511	9,929,582	$ 8,230,626	$ 8,637,376
Issuance of shares to Lincoln Park Capital LLC	4,367,640
Receipt of Crafthouse equity in connection with marketing agreement	1,000,000
Settlement of contingent consideration for B/HI and The Door in shares of common stock	$ 1,539,444